Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,505,000
Previously Paid Amount	0.00
Total Fee Amount	2,969.84
Total Offset Amount	0.00
Net Fee	2,969.84
Narrative - Max Aggregate Offering Price	$ 21,505,000
Final Prospectus	true